Options and Warrants (Details) - Schedule of summarizes additional information relating to the warrants outstanding - Warrant [Member] - USD ($)	3 Months Ended
	Apr. 30, 2023	Jan. 31, 2023
Exercise Prices 4.00 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 4
Number Outstanding (in Shares)	30,000
Weighted Average Remaining Contractual Life (Years)	4 years 10 months 6 days
Weighted Average Exercise Price for Shares Outstanding	$ 4
Number Exercisable (in Shares)	30,000
Weighted Average Exercise Price for Shares Exercisable	$ 4
Exercise Prices 6.43 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 6.43
Number Outstanding (in Shares)	1,082,205	54,633
Weighted Average Remaining Contractual Life (Years)	3 years 5 months 8 days
Weighted Average Exercise Price for Shares Outstanding	$ 6.43
Number Exercisable (in Shares)	1,082,205	54,633
Weighted Average Exercise Price for Shares Exercisable	$ 6.43
Intrinsic Value (in Dollars)
Exercise Prices 4.20 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 4.2
Number Outstanding (in Shares)	145,833	1,082,205
Weighted Average Remaining Contractual Life (Years)	1 year 5 months 23 days
Weighted Average Exercise Price for Shares Outstanding	$ 4.2
Number Exercisable (in Shares)	145,833	1,082,205
Weighted Average Exercise Price for Shares Exercisable	$ 4.2
Intrinsic Value (in Dollars)
Exercise Prices 7.50 [Member]
Schedule of summarizes additional information relating to the warrants outstanding [Abstract]
Range of Exercise Prices	$ 7.5
Number Outstanding (in Shares)	25,000	145,833
Weighted Average Remaining Contractual Life (Years)	4 years 6 months 10 days
Weighted Average Exercise Price for Shares Outstanding	$ 7.5
Number Exercisable (in Shares)	25,000	145,833
Weighted Average Exercise Price for Shares Exercisable	$ 7.5